CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Net income before noncontrolling interest	₨ 99,504.7	$ 1,596.9	₨ 79,446.2	₨ 62,134.7
Foreign currency translation reserve:
Net unrealized gain (loss) arising during the period [net of tax Rs, 38.7, nil and nil respectively]	92.9	1.5	211.5	60.9
Available for sale securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. (11,425.5), Rs. 6,310.3 and Rs, (3,771.9) respectively]	22,188.9	356.1	(12,267.8)	7,853.4
Reclassification adjustment for net (gain)/ loss included in net income [net of tax Rs. (69.5), Rs. 10.0 and Rs. 103.8 respectively]	135.0	2.2	(19.5)	(216.1)
Other comprehensive income, net of tax	22,416.8	359.8	(12,075.8)	7,698.2
Total comprehensive income	121,921.5	1,956.7	67,370.4	69,832.9
Less: Comprehensive income attributable to shareholders of noncontrolling interest	267.0	4.3	126.5	315.3
Comprehensive income attributable to HDFC Bank Limited	₨ 121,654.5	$ 1,952.4	₨ 67,243.9	₨ 69,517.6